Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 880,293	¥ 767,618
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	26,906	25,088
Accrued pension and severance costs	595,598	573,301
Investments and other assets - Other (Prepaid pension and severance costs)	(349,081)	(185,335)
Net amount recognized	273,423	413,054
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	2,411	2,509
Accrued pension and severance costs	284,695	194,317
Investments and other assets - Other (Prepaid pension and severance costs)	(23,704)	(72,225)
Net amount recognized	¥ 263,402	¥ 124,601